SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule of Stock-Based Compensation Expenses
	Year ended December 31,
	2015	2014	2013

Cost of revenue	$110	$399	$320
Research and development expenses, net	2,157	1,862	1,724
Marketing and business development expenses	255	162	151
General and administrative expenses	1,251	1,210	1,348

	$3,773	$3,633	$3,543

Employees and Directors [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	6,264,370	4.64	6.74	23,627
Options granted	1,338,900	6.46		232
Options exercised	250,752	2.95		1,147
Options expired	3,254	9.04		2
Options forfeited	204,994	6.51		160

Options outstanding at end of year	7,144,270	4.98	6.52	12,861

Options vested and expected to vest at end of year	6,972,774	4.94	6.46	12,802

Exercisable at end of year	3,931,092	3.47	4.78	11,760

Non Employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	466,500	5.71	3.75
Options granted	210,000	6.22
Options exercised	67,000	3.46

Options outstanding at end of year	609,500	6.39	3.97

Options vested and expected to vest at end of year	609,500	6.39	3.97

Exercisable at end of year	386,834	6.44	3.07

Schedule Of weighted-average assumptions for general options granted
	Year ended December 31,
	2015	2014	2013

Volatility	51%	64%	67%
Risk-free interest rate	1.85%	1.77%	1.03%
Dividend yield	0%	0%	0%
Expected life (years)	5.6	5.7	4.5